                                         SEMIANNUAL REPORT    JUNE 30, 2001

Prudential
High Yield Fund, Inc.

FUND TYPE Junk bond

OBJECTIVE Current income and capital appreciation (as a secondary objective)

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates.

Build on the Rock

INVESTMENT GOALS AND STYLE
The primary investment objective of the Prudential High Yield Fund, Inc. (the Fund) is to maximize current income. To achieve its income objective, the Fund invests in a diversified portfolio of high-yield, fixed-income securities. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with the Fund's primary investment objective of current income. The Fund invests primarily in bonds rated Ba or lower by Moody's Investors Service (Moody's), or BB or lower by Standard & Poor's Ratings Group (Standard & Poor's), and securities either rated by another major rating service or unrated securities of comparable quality, that is, :junk" bonds. Since the Fund may invest in junk bonds, there is a greater risk of default of payment of principal and interest than higher-rated securities. There can be no assurance that the Fund will achieve its investment objectives.

Credit Quality

    Expressed as a percentage of
total investments* as of 6/30/01

         0.4%   A or better
         4.7    Baa
        21.4    Ba
        55.3    B
         6.3    Caa or lower
         1.6    Not Rated
         8.6    Equities & Other
         1.7    Cash & Equivalents

* Excludes cash received as a result of securities on loan.

Ten Largest Issuers

    Expressed as a percentage of
    net assets as of 6/30/01

    4.0%    CSC Holdings, Inc.

    3.5    Nextel Communications, Inc.

    3.3    Conseco, Inc.

    2.9    Charter Comm. Hldgs. LLC

    2.5    Allied Waste North America, Inc.

    2.0    VoiceStream Wireless Corp.

    1.3    Paxson Communications Corp.

    1.2    Midland Funding Corp.

    1.1    AES Drax Energy Ltd.

    1.1    Intermedia Comm. of Florida


Holdings are subject to change.

                                  www.prudential.com    (800) 225-1852

Performance at a Glance

Cumulative Total Returns1                          As of 6/30/01

                                         Six     One     Five        Ten        Since
                                        Months   Year    Years      Years     Inception2
Class A                                 1.28%    -3.85%   19.89%    114.15%    136.89%
Class B                                 0.99     -4.42    16.63     102.20     509.53
Class C                                 0.99     -4.42    16.63      N/A       39.88
Class Z                                 1.42     -3.70    21.14      N/A       20.64
Lipper High Current Yield Fund Avg.3    1.65     -5.33    15.90     113.58      ***

Average Annual Total Returns1                  As of 6/30/01

                     One     Five      Ten       Since
                    Year     Years    Years    Inception2
    Class A        -7.69%    2.85%    7.47%      7.45%
    Class B        -9.20     2.95     7.29       8.46
    Class C        -6.32     2.92     N/A        4.82
    Class Z        -3.70     3.91     N/A        3.58

Distributions and Yields1                     As of 6/30/01

                       Total Distributions      30-Day
                       Paid for Six Months     SEC Yield
    Class A                   $0.34             10.70%
    Class B                   $0.32             10.62
    Class C                   $0.32             10.52
    Class Z                   $0.35             11.42

Past performance is not indicative of future results.
Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1   Source: Prudential Investments Fund Management LLC and
    Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
2   Inception dates: Class A, 1/22/90; Class B, 3/29/79; Class
    C, 8/1/94; and Class Z, 3/1/96.
3 Lipper average returns are unmanaged, and are based on the average return for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Lipper High Current Yield Fund category. Funds in the Lipper High Current Yield Fund category aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.
*** Lipper Since Inception returns are 142.52% for Class A,
    594.80% for Class B, 36.99% for Class C, and 17.12% for
    Class Z, based on all funds in each share class.

(LOGO)                                          August 14, 2001

DEAR SHAREHOLDER,
For our six-month reporting period ended June 30, 2001, the Prudential High Yield Fund's Class A shares returned 1.28%, which was -2.77% to investors who paid the Class A shares' initial sales charge. The Fund's benchmark Lipper Average returned 1.65% for the same period. The modest returns of both the Fund and its benchmark largely reflect the uneven performance of the high-yield or junk bond market during the first half of the year.

High-yield bonds had outperformed all other sectors of the U.S. fixed-income market in the first three months of 2001, thanks primarily to the Federal Reserve's (the Fed's) unusually aggressive efforts to revive the U.S. economy.
However, a sell-off in the junk bonds of beleaguered telecommunications companies and a general concern about corporate profitability hurt the overall performance of the high-yield bond market in the last three months of our reporting period.

We discuss developments in the high-yield bond market and explain the Fund's investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential High Yield Fund, Inc.

Prudential High Yield Fund, Inc.

     Semiannual Report    June 30, 2001

INVESTMENT ADVISER'S REPORT

The U.S. high-yield bond market met with extreme volatility in the first half of 2001. Junk bond prices soared during the first quarter, but an intense sell-off in telecommunications bonds and growing concern about corporate profitability during the second quarter largely offset prior price gains. The downturn in telecom bonds weighed heavily on the junk bond market's overall performance because telecom is its largest sector.

High-yield bond prices rallied in the first quarter of 2001 as the Fed reduced short-term interest rates on January 3, January 31, and March 20. The prospects for improved economic conditions boosted investor confidence in riskier assets such as junk bonds. Late in the year, cutting rates is expected to reinvigorate a sluggish U.S. economy by making loans to businesses and individuals more affordable.

The Fed further eased monetary policy on April 18, May 15, and June 27. Taken together, the six reductions in as many months left rates 2.75 percentage points lower than when the year began. To put this in perspective, during the 1990-1991 recession, it took the Fed much longer to reduce rates a comparable amount.

Encouraged by the Fed's determination to revive the economy, prices in some sectors of the junk bond market, such as healthcare and automotive, still managed to gain even during the spring of 2001. But these price increases were overshadowed by the large price declines in the telecom sector. The industry was hard hit by excess capacity resulting from overbuilding of telecom networks during the recent boom years. Not surprisingly, a growing number of telecom firms failed to make interest and principal payments on their junk bonds during the reporting period.

LOWER EXPOSURE TO TELECOMMUNICATIONS SECTOR
We reduced our holdings of telecom bonds from a high of 23% of the Fund's total investments on February 28, 2001, to 14% by
June 30, 2001. The Fund's
                                                           3

Prudential High Yield Fund, Inc.

        Semiannual Report    June 30, 2001

remaining exposure focused primarily on the junk bonds of mid-to higher-quality telecom companies such as VoiceStream, Nextel, and Level 3. Unfortunately, telecom bonds of this rather select group suffered some of the steepest price declines since their prices had stood at relatively high levels when the sell-off in the telecom sector began. This negated any benefits derived from the fact that we reduced exposure to that troubled sector.

ADDED EXPOSURE TO HIGHER-QUALITY JUNK BONDS
In light of the turbulent conditions in the market for below-investment-grade corporate bonds, many investors favored more highly rated junk bonds. One of the best-performing credit tiers for the six months ended June 30, 2001, was the Ba ratings category. Not only is it the highest ratings category in the junk bond market, according to Moody's Investors Service, but it also includes few telecom issues. We increased Ba-rated bonds from 16% of the Fund's total investments as of December 31, 2000, to 21% as of June 30, 2001. Despite this shift, the semiannual returns of the Fund's four share classes still lagged the 3.93% return of the Lehman Brothers U.S. Corporate High Yield Index, because the Fund's exposure to Ba-rated bonds remained well below that of the Index, which held more than 40% of its bonds in that ratings category.

BUYING BONDS A LITTLE LATE
A key reason that the Fund's share classes trailed their Lipper Average was our reluctance to buy certain "fallen angels" when their prices were trading at rock-bottom levels. "Fallen angels" are former investment-grade bonds that have been downgraded to junk bond status because of various problems. The prices of bonds of certain "fallen angels" rallied sharply in the first half of 2001 as companies emerged from serious operating and financial difficulties. The Fund failed to reap the full benefit of this upturn because we did not buy these bonds until after their prices headed higher.

                          www.prudential.com     (800) 225-1852

LOOKING AHEAD
Our attitude toward telecom bonds remains very cautious because their recent sell-off was driven by poor industry fundamentals rather than a temporary supply/demand imbalance. On the other hand, our attitude is less cautious toward bonds of companies in cyclical industries such as retailing. We believe prices of bonds in these industries fully reflect weak economic conditions. In coming months, we expect their prices may improve if the Fed's efforts succeed in stimulating economic growth late in the year.

Prudential High Yield Fund Management Team
                                                           5

Prudential High Yield Fund, Inc.

      Semiannual Report    June 30, 2001

             Financial
                   Statements

'''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''
'''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''
'''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''
'''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''
'''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''
'''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited)

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.9%
ASSET BACKED SECURITIES  1.1%
------------------------------------------------------------------------------------------------------------
CSAM Funding Corp. I,
 Sub. Notes, Cl. D-2           Ba2              10.99%         3/29/16   $   7,000(j)    $    7,000,000
Inner Harbor,
 Sub. Notes, Cl. B-2           Ba2              11.19          6/15/13       5,000            4,528,125
Liberty Square Ltd.,
 Ser. 2001-2A, Cl. D           Ba3              10.77          6/15/13       5,000(j)         4,950,000
Octagon Investment Partners
 III, Sr. Sec'd., Notes
 (cost $5,000,000; purchased
 12/07/99)                     Ba3              11.283        12/14/11       5,000(b)(j)      4,999,000
Stanfield/RMF Transatlantic
 Ltd., Sr. Notes, Ser. D-1
 (cost $5,000,000; purchased
 4/19/00)                      NR               10.86          4/15/15       5,000(b)(j)      5,000,000
                                                                                         --------------
Total asset backed
 securities
 (cost $26,570,001)                                                                          26,477,125
                                                                                         --------------
CORPORATE BONDS  87.3%
----------------------------------------------------------------------------------------
Aerospace/Defense  0.2%
Alliant Techsystems, Inc.,
 Sr. Sub. Notes                B2               8.50           5/15/11       4,330            4,373,300
Sequa Corp., Sr. Notes         Ba2              9.00           8/01/09         510              504,900
                                                                                         --------------
                                                                                              4,878,200
----------------------------------------------------------------------------------------
Automotive  0.6%
Collins & Aikman Products
 Co., Sr. Sub. Notes           B2               11.50          4/15/06       2,725            2,616,000
Hayes Lemmerz International,
 Inc., Sr. Sub. Notes, Ser.
 B                             Caa1             8.25          12/15/08       5,750            4,082,500
Navistar International
 Corp., Sr. Notes              Ba1              9.375          6/01/06       4,715            4,750,363
Standyne Automotive Corp.,
 Sr. Sub. Notes, Ser. B        Caa1             10.25         12/15/07       2,780            2,224,000
Venture Holdings,
 Sr. Notes, Ser. B             B2               9.50           7/01/05       1,200              936,000
                                                                                         --------------
                                                                                             14,608,863

    See Notes to Financial Statements                                      7

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Building & Construction  0.2%
Nortek, Inc., Sr. Sub. Notes   B3               9.875%         6/15/11   $   6,000(g)    $    5,775,000
----------------------------------------------------------------------------------------
Cable  9.7%
Adelphia Communications
 Corp., Sr. Notes              B2               10.25          6/15/11      11,195           11,027,075
Avalon Cable Holdings LLC,
 Sr. Disc. Notes, Zero
 Coupon (until 12/01/03)       B2               11.875        12/01/08       8,000            6,120,000
Callahan Nordrhein Westfalen
 (Germany),
 Sr. Disc. Notes, Zero
 Coupon (until 7/15/05)        B3               16.00          7/15/10      15,000(i)         5,700,000
 Sr. Notes                     B3               14.00          7/15/10      15,000(g)(i)     12,300,000
Century Communications
 Corp., Sr. Notes              B2               Zero           3/15/03       1,000              815,000
Charter Communications
 Holdings LLC,
 Sr. Notes                     B2               10.00          4/01/09       3,500(g)         3,552,500
 Sr. Notes                     B2               10.75         10/01/09       7,800            8,092,500
 Sr. Notes                     B2               9.625         11/15/09      10,000           10,012,500
 Sr. Notes                     B2               10.25          1/15/10      15,600(g)        15,756,000
 Sr. Notes                     B2               11.125         1/15/11      13,000(g)        13,650,000
 Sr. Notes                     B2               10.00          5/15/11      18,700           18,980,500
Coaxial Communications,
 Inc., Sr. Notes               B3               10.00          8/15/06      11,750           11,750,000
Comcast UK Cable Partners
 Ltd. (United Kingdom),
 Sr. Disc. Deb.                B2               11.20         11/15/07      12,000(i)         8,040,000
CSC Holdings, Inc.,
 Sr. Sub. Deb.                 Ba3              10.50          5/15/16       7,635            8,207,625
Diamond Cable Communications
 Co.
 (United Kingdom),
 Sr. Disc. Notes               B2               13.25          9/30/04       8,010(i)         6,327,900
 Sr. Disc. Notes               B2               11.75         12/15/05       9,275(i)         6,121,500

    8                                      See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Insight Communications,
 Inc., Sr. Disc. Notes, Zero
 Coupon (until 2/15/06)        B3               12.25%         2/15/11   $   6,294       $    3,650,520
Insight Midwest LP,
 Sr. Notes                     B1               10.50         11/01/10       3,000            3,165,000
International Cabletel,
 Inc.,
 Sr. Disc. Notes               B2               12.75          4/15/05      19,450           14,393,000
 Sr. Notes, Ser. B             B2               11.50          2/01/06       5,000(g)         3,350,000
Mediacom Broadband LLC,
 Sr. Notes                     B2               7.875          2/15/11       9,750(g)         8,287,500
 Sr. Notes                     B2               11.00          7/15/13       4,000(g)         4,070,000
NTL Communications Corp.
 (United Kingdom),
 Sr. Notes, Zero Coupon
 (until 4/01/03)               B2               9.75           4/01/08       2,500(i)(g)      1,150,000
 Sr. Notes                     B2               11.50         10/01/08      15,000(i)(g)      9,900,000
 Sr. Notes, Zero Coupon
 (until 10/01/03)              B2               12.375        10/01/08      17,375(i)         7,645,000
Telewest PLC
 (United Kingdom),
 Sr. Disc. Deb.                B2               11.00         10/01/07       7,400(i)         6,142,000
United Int'l. Holdings,
 Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 2/15/03)        Caa1             10.75          2/15/08      17,135            5,483,200
United Pan-Europe
 Communications, Inc.
 (Netherlands),
 Sr. Notes                     Caa1             10.875         8/01/09      28,000(i)         9,940,000
 Sr. Disc. Notes, Zero
 Coupon (until 8/01/04)        Caa1             12.50          8/01/09      21,585(i)         3,885,300
 Sr. Notes                     Caa1             11.25         11/01/09      10,000(i)         3,600,000
 Sr. Notes                     Caa1             11.25          2/01/10       9,500(g)(i)      3,515,000
 Sr. Disc. Notes, Zero
 Coupon (until 02/01/05)       Caa1             13.75          2/01/10      15,000(g)(i)      3,300,000
                                                                                         --------------
                                                                                            237,929,620

    See Notes to Financial Statements                                      9

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Capital Goods  5.1%
Actuant Corp.,
 Sr. Sub. Notes                B3               13.00%         5/01/09   $   4,805       $    4,853,050
Allied Waste North America,
 Inc.,
 Sr. Notes                     Ba3              7.625          1/01/06       8,525            8,397,125
 Sr. Notes                     Ba3              7.875          1/01/09      28,700           27,839,000
 Sr. Sub. Notes                Ba3              10.00          8/01/09      23,455           24,100,012
Blount, Inc., Sr. Notes        B2               7.00           6/15/05       3,205(g)         2,467,850
Browning Ferris Industries,
 Inc., Sr. Deb.                Ba3              7.40           9/15/35       5,000            4,181,250
Eagle Picher Industries,
 Inc., Sr. Sub. Notes          Caa1             9.375          3/01/08      11,000            7,315,000
Foamex LP, Sr. Sub. Notes      Caa2             9.875          5/15/07       4,090            2,658,500
Gentek, Inc., Sr. Sub. Notes   B2               11.00          8/01/09      13,020           10,676,400
International Wire Group,
 Inc., Sr. Sub. Notes, Ser.
 B                             B3               11.75          6/01/05      18,500           18,870,000
Motors & Gears, Inc., Notes    B3               10.75         11/15/06       7,955            7,875,450
Terex Corp., Sr. Sub. Notes    NR               10.375         4/01/11       5,530            5,695,900
Thermadyne Holdings,
 Sr. Disc. Notes, Zero
 Coupon (until 6/01/03)        C                12.50          6/01/08       2,000(e)            40,000
                                                                                         --------------
                                                                                            124,969,537
----------------------------------------------------------------------------------------
Chemicals  2.5%
Huntsman ICI Chemicals LLC,
 Sr. Sub. Notes                B2               10.125         7/01/09       8,495            8,367,575
Huntsman Polymers Corp., Sr.
 Notes                         B3               11.75         12/01/04       1,000              850,000
IMC Global, Inc.,
 Sr. Notes                     Ba1              10.875         6/01/08       4,000(g)         3,946,960
 Sr. Notes                     Ba1              11.25          6/01/11       9,015            8,855,615
ISP Chemco Inc.,
 Sr. Sub Notes                 B2               10.25          7/01/11       5,915            5,915,000
ISP Holdings, Inc.,
 Sr. Notes, Ser. B             B2               9.00          10/15/03         950              904,875

    10                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.,
 Sr. Sec'd. Notes, Ser. B      Ba3              9.875%         5/01/07   $   2,000       $    1,995,000
 Sr. Sub. Notes                B2               10.875         5/01/09      11,720(g)        11,544,200
Millennium America, Inc.,
 Notes                         Ba1              9.25           6/15/08       2,855            2,840,725
NL Industries, Inc.,
 Sr. Sec'd. Notes              B1               11.75         10/15/03         579              568,144
Polymer Group, Inc.,
 Sr. Sub. Notes, Ser. B        B3               9.00           7/01/07       1,600              608,000
 Sr. Sub. Notes                B3               8.75           3/01/08       9,110            3,370,700
Sterling Chemicals, Inc.,
 Sr. Notes                     Ca               12.375         7/15/06      13,560(e)        10,576,800
Texas Petrochemicals Corp.,
 Sr. Sub. Notes                Caa1             11.125         7/01/06       2,000            1,750,000
                                                                                         --------------
                                                                                             62,093,594
----------------------------------------------------------------------------------------
Consumer Products & Services  2.3%
Coinstar, Inc.,
 Sr. Disc. Notes               NR               13.00         10/01/06       5,050            4,999,500
Corning Consumer Prods. Co.,
 Sr. Sub. Notes                Ca               9.625          5/01/08       5,030              804,800
Desa Int'l., Inc.,
 Sr. Sub. Notes                Caa1             9.875         12/15/07      10,750            5,267,500
Elizabeth Arden, Inc.,
 Sr. Sec'd. Notes, Ser. B      B1               11.75          2/01/11       1,000            1,062,500
French Fragrances, Inc.,
 Sr. Notes, Ser. B             B2               10.375         5/15/07      11,350(g)        11,151,375
 Sr. Notes, Ser. D             B2               10.375         5/15/07       3,550            3,487,875
Kindercare Learning Center,
 Inc., Sr. Sub. Notes          B3               9.50           2/15/09      13,355           13,221,450
Mail-Well Corp.,
 Sr. Sub. Notes                B2               8.75          12/15/03       7,000(g)         5,950,000
Packaged Ice, Inc., Sr.
 Notes                         B3               9.75           2/01/05       9,640            7,904,800
Windmere Durable Holdings,
 Inc., Sr. Notes               B2               10.00          7/31/08       2,165            2,013,450
                                                                                         --------------
                                                                                             55,863,250

    See Notes to Financial Statements                                     11

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Containers & Packaging  2.1%
Applied Extrusion Tech.,
 Inc., Sr. Notes               B2               10.75%         7/01/11   $   3,630(g)    $    3,675,375
Consumers Int'l., Inc.,
 Sr. Sec'd. Notes              D(a)             10.25          4/01/05      16,375(e)         5,403,750
Graham Packaging Holdings
 Co.,
 Sr. Sub. Notes, Ser. B        Caa1             8.75           1/15/08       7,150            5,720,000
 Sr. Disc. Notes, Zero
 Coupon (until 1/15/03)        Caa2             10.75          1/15/09      15,925            7,962,500
Owens Illinois, Inc.,
 Sr. Notes                     B3               7.15           5/15/05       2,785            2,074,825
 Sr. Deb.                      B3               7.50           5/15/10       2,585            1,770,725
 Sr. Deb.                      B3               7.80           5/15/18      12,000(g)         7,680,000
Radnor Holdings Corp.,
 Sr. Notes                     B2               10.00         12/01/03       1,500            1,215,000
Silgan Holdings, Inc.,
 Sr. Sub. Deb.                 B1               9.00           6/01/09      11,365           11,535,475
United States Can Co.,
 Sr. Sub. Notes, Ser. B        B3               12.38         10/01/10       5,635(g)         5,691,350
                                                                                         --------------
                                                                                             52,729,000
----------------------------------------------------------------------------------------
Energy  3.5%
Comstock Resources, Inc.,
 Sr. Notes                     B2               11.25          5/01/07         970            1,025,775
El Paso Energy Partners LP,
 Sr. Sub. Notes                B1               8.50           6/01/11       2,025(g)         2,025,000
Eott Energy Partners LP,
 Sr. Notes                     Ba2              11.00         10/01/09       3,620            3,900,550
Houston Expl. Co.,
 Sr. Sub. Notes                B2               8.625          1/01/08      10,910           10,855,450
Leviathan Gas Pipeline
 Corp., Sr. Sub. Notes         B1               10.375         6/01/09       4,400            4,686,000
Pogo Producing Co.,
 Sr. Sub. Notes                B1               8.75           5/15/07      13,600           13,600,000

    12                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Swift Energy Co.,
 Sr. Sub. Notes                B2               10.25%         8/01/09   $  10,430       $   11,160,100
Tesoro Petroleum Corp.,
 Sr. Sub. Notes                B1               9.00           7/01/08      11,770           12,005,400
Universal Compression
 Holdings, Sr. Disc. Notes,
 Zero Coupon (until 2/15/03)   B1               9.875          2/15/08      22,850           20,793,500
Veritas DGC, Inc.,
 Sr. Notes, Ser. C             Ba3              9.75          10/15/03       6,300            6,394,500
                                                                                         --------------
                                                                                             86,446,275
----------------------------------------------------------------------------------------
Entertainment & Leisure  1.4%
Bally's Total Fitness
 Holding Corp.,
 Sr. Sub. Notes, Ser. D        B3               9.875         10/15/07       6,120            6,058,800
Intrawest Corp. (Canada),
 Sr. Notes                     B1               10.50          2/01/10       7,000(i)         7,280,000
Premier Parks, Inc.,
 Sr. Notes                     B3               9.75           6/15/07       2,575(g)         2,626,500
Six Flags Entertainment
 Corp., Gtd. Sr. Notes         B2               8.875          4/01/06       7,300            7,446,000
YankeeNets LLC, Sr. Notes
 (cost $10,000,000;
 purchased 3/09/00)            B1               12.75          3/01/07      10,000(b)(g)     10,175,000
                                                                                         --------------
                                                                                             33,586,300
----------------------------------------------------------------------------------------
Financial Services  6.1%
AmeriCredit Corp.,             Ba1              9.25           2/01/04       9,000            8,955,000
 Sr. Notes, Ser. B             Ba1              9.875          4/15/06       2,500(g)         2,512,500
CB Richard Ellis Svcs.,
 Inc., Sr. Sub. Notes          NR               8.875          6/01/06       8,800            9,482,000
Conseco Financing Trust III,
 Bond                          Caa1             8.796          4/01/27       8,195            5,490,650
Conseco Inc.,
 Sub. Deb.                     B1               8.50          10/15/02      27,585(g)        27,033,300

    See Notes to Financial Statements                                     13

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
 Notes                         B1               8.75%          2/09/04   $  26,350       $   24,900,750
 Sr. Notes                     B1               10.75          6/15/08      28,030           27,469,400
Delta Financial Corp.,
 Sr. Sec'd. Notes
 (cost $7,279,550; purchased
 7/18/97, 7/22/97 and
 7/23/98)                      Caa2             9.50           8/01/04       7,320(b)         3,001,200
Green Tree Financial Corp.,
 Med. Term Notes               B1               6.50           9/26/02      27,045           25,836,629
Hanvit Bank, Sub. Notes        Ba2              12.75          3/01/10       4,500            4,828,806
PX Escrow Corp.,
 Sr. Sub. Disc. Notes, Zero
 Coupon (until 2/01/02)        Caa1             9.625          2/01/06       5,250            2,100,000
Sovereign Bancorp, Inc.,
 Sr. Notes                     Ba3              10.25          5/15/04       2,070            2,172,589
 Sr. Notes                     Ba3              10.50         11/15/06       1,245(g)         1,347,713
Western Financial Savings
 Bank, Sub. Cap. Deb.          B1               8.875          8/01/07       5,345            5,064,388
                                                                                         --------------
                                                                                            150,194,925
----------------------------------------------------------------------------------------
Food & Beverages  1.5%
Agrilink Foods, Inc.,
 Sr. Sub. Notes                B3               11.875        11/01/08       7,720            7,102,400
AmeriKing, Inc., Sr. Notes     NR               10.75         12/01/06       2,028(e)           365,040
Carrols Corp., Sr. Sub.
 Notes                         B3               9.50          12/01/08      12,000           10,560,000
Core Mark International,
 Inc., Sr. Sub. Notes          B3               11.375         9/15/03       1,975            1,905,875
Grupo Azucarero S.A.
 (Mexico), Sr. Notes           NR               11.50          1/15/05       7,250(e)(i)        362,500
Pilgrim's Pride Corp., Notes   B1               10.875         8/01/03         967              967,000
Premium Standard Farms,
 Inc., Sr. Notes               NR               11.00          9/17/03      12,299(f)        12,299,472
S'barro, Inc., Sr. Notes       Ba3              11.00          9/15/09       3,000            3,090,000
Sun World Int'l., Inc.,
 1st Mtg. Notes, Ser. B        B2               11.25          4/15/04       1,440            1,326,600
                                                                                         --------------
                                                                                             37,978,887

    14                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Gaming  4.5%
Circus Circus Enterprises,
 Inc.,
 Notes                         Ba2              6.45%          2/01/06   $   2,925       $    2,695,037
 Notes                         Ba3              7.625          7/15/13       5,850            5,089,500
 Deb.                          Ba2              6.70          11/15/96       9,595            9,403,004
Coast Hotels & Casinos,
 Inc., Sr. Sub. Notes          B2               9.50           4/01/09       8,000            8,200,000
Fitzgeralds Gaming Corp.,
 Sr. Notes
 (cost $13,442,946;
 purchased 12/27/97 and
 2/11/00)                      NR               12.25         12/15/04      14,054(b)(e)      8,432,151
Harveys Casino Resorts,
 Sr. Sub. Notes                B2               10.625         6/01/06       7,285            7,703,887
Hollywood Casino Corp.,
 Sr. Notes                     B3               11.25          5/01/07       6,415            6,799,900
Hollywood Park, Inc.,
 Sr. Sub. Notes, Ser. B        Caa1             9.25           2/15/07      17,800           16,376,000
Horseshoe Gaming LLC,
 Sr. Sub. Notes                B2               8.625          5/15/09       4,975            5,024,750
Mandalay Resort Group,
 Sr. Sub. Notes, Ser. B        Ba3              10.25          8/01/07      13,500(g)        14,040,000
 Sr. Notes                     Ba2              9.50           8/01/08       3,500            3,640,000
Park Place Entertainment
 Corp., Sr. Sub. Notes         Ba1              9.375          2/15/07       2,105            2,210,250
Station Casinos, Inc.,
 Sr. Sub. Notes                B1               9.75           4/15/07         410              422,300
 Sr. Sub. Notes                B1               9.875          7/01/10       7,650            7,975,125
Sun International Hotels
 Ltd.
 (Bahamas), Sr. Sub. Notes     Ba3              8.625         12/15/07       6,000(i)         6,030,000
Venetian Casino Resort LLC,
 Mtg. Notes                    Caa1             12.25         11/15/04       5,320(g)         5,692,400
                                                                                         --------------
                                                                                            109,734,304
----------------------------------------------------------------------------------------
Healthcare  7.0%
Abbey Healthcare Group,
 Inc., Sr. Sub. Notes          NR               9.50          11/01/02       8,820            8,842,050

    See Notes to Financial Statements                                     15

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc.,
 Sr. Sub. Notes                B3               10.375%        4/15/11   $   3,950(g)    $    4,048,750
Bio-Rad Labs, Inc.,
 Sr. Sub. Notes                B2               11.625         2/15/07       7,500            8,100,000
Columbia/HCA Healthcare
 Corp.,
 Notes                         Ba1              9.00          12/15/14       4,000            4,230,000
 Notes                         Ba1              7.69           6/15/25       6,890(g)         6,201,000
 Bonds                         Ba1              7.75           7/15/36       5,350            4,830,568
 Bonds                         Ba1              6.63           7/15/45       2,775            2,763,900
 Deb.                          Ba1              7.50          11/15/95      18,130           15,818,425
Concentra Operating Corp.,
 Sr. Sub. Notes, Ser. B        B3               13.00          8/15/09      16,150           17,320,875
Fresenius Med. Care Capital
 Trust, Notes                  Ba2              9.00          12/01/06      25,365(g)        26,125,950
Harborside Healthcare Corp.,
 Sr. Sub. Disc. Notes,
 Zero Coupon (until 8/01/04)   NR               12.00          8/01/07       6,931(f)         1,316,890
ICN Pharmaceuticals, Inc.,
 Sr. Notes                     Ba3              8.75          11/15/08      12,965           13,289,125
Integrated Health Svcs,
 Inc., Sr. Sub. Notes, Ser.
 A                             NR               10.25         10/31/06      11,350(e)            70,938
Lifepoint Hospitals
 Holdings, Inc., Sr. Sub.
 Notes                         B2               10.75          5/15/09       5,345            5,852,775
Magellan Health Svcs., Inc.,
 Sr. Sub. Notes                B3               9.00           2/15/08       9,500            8,953,750
Mariner Post Acute Network,
 Inc.,
 Sr. Sub. Notes                D(a)             9.50          11/01/07       3,000(e)            25,500
 Sr. Sub. Disc. Notes, Zero
 Coupon (until 11/01/02)       D(a)             10.50         11/01/07      14,240(e)           121,040
Matria Healthcare, Inc.,
 Sr. Notes                     B2               11.00          5/01/08       8,500            7,947,500
Meditrust Corp., Notes         Ba3              7.00           8/15/07       1,150            1,012,000
Select Medical Corp.,
 Sr. Sub. Notes                B3               9.50           6/15/09       5,000            4,850,000

    16                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Service Corp. Int'l.,
 Sr. Notes                     B1               6.00%         12/15/05   $   5,500       $    4,537,500
 Notes                         B1               6.50           3/15/08       5,000            3,950,000
 Notes                         B1               7.00           6/01/15       2,250            2,210,625
 Sr. Notes                     B1               6.30           3/15/20      12,000           11,310,000
Triad Hospitals, Inc.,
 Sr. Sub. Notes                B2               11.00          5/15/09       8,800            9,482,000
                                                                                         --------------
                                                                                            173,211,161
----------------------------------------------------------------------------------------
Lodging  2.1%
Extended Stay America, Inc.,
 Sr. Sub. Notes                B2               9.15           3/15/08       6,050            5,808,000
Felcor Suites LP,
 Gtd., Sr. Notes               Ba2              7.375         10/01/04       7,435            7,211,429
Felcor Lodging LP, Sr. Notes   Ba2              9.50           9/15/08       4,300            4,368,284
Hilton Hotels Corp.,
 Sr. Notes                     Baa3             7.50          12/15/17       6,695            5,934,649
HMH Properties, Inc.,
 Sr. Notes                     Ba2              7.875          8/01/08       8,590            8,074,600
 Sr. Notes                     Ba2              8.45          12/01/08       6,000(g)         5,820,000
La Quinta Inns, Inc.,
 Sr. Notes                     Ba3              7.25           3/15/04       8,465            7,957,100
 Sr. Notes                     Ba3              7.40           9/15/05       1,200            1,080,000
Starwood Hotels & Resorts,
 Deb.                          Ba1              7.375         11/15/15       7,000            6,408,570
                                                                                         --------------
                                                                                             52,662,632
----------------------------------------------------------------------------------------
Media & Broadcasting  5.9%
Alliance Atlantis
 Communications, Inc.
 (Canada), Sr. Sub. Notes      B1               13.00         12/15/09      13,920(i)        14,616,000
American Lawyer Media, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 12/15/02)       Caa1             12.25         12/15/08       5,500            3,520,000
Canwest Media, Inc.,
 Sr. Sub. Notes                B2               10.625         5/15/11      13,275(g)        13,474,125
Echostar Broadband Corp.,
 Sr. Notes                     B1               10.375        10/01/07      18,250           17,976,250

    See Notes to Financial Statements                                     17

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Fox Family Worldwide, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 11/01/02)       B1               10.25%        11/01/07   $  11,850       $   10,546,500
 Sr. Notes                     B1               9.25          11/01/07       6,255            6,286,275
Liberty Group Publishing,
 Inc.,
 Sr. Disc. Deb., Zero Coupon
 (until 2/01/03)               Caa2             11.625         2/01/09       5,625            2,250,000
 Sr. Sub. Notes                Caa1             9.375          2/01/08       6,550            4,585,000
Lin Holdings Corp.,
 Sr. Disc. Notes, Zero
 Coupon (until 3/01/03)        B3               10.00          3/01/08      17,405           13,662,925
 Sr. Disc. Notes, Zero
 Coupon (until 3/01/03)        B3               10.00          3/01/08       4,500            3,240,000
Nextmedia Operations, Inc.,
 Sr. Sub. Notes                B3               10.75          7/01/11       5,000            5,000,000
Paxson Communications Corp.,
 Sr. Sub. Notes                B3               10.75          7/15/08      12,000           12,000,000
Primedia, Inc., Sr. Notes      Ba3              8.875          5/15/11       5,250            4,856,250
Quebecor Media, Inc.,
 Sr. Notes                     B2               11.125         7/15/11       5,000            4,950,000
 Sr Disc. Notes                B2               13.75          7/15/11      12,500            6,500,000
Star Choice Communications
 (Canada), Sr. Sec'd. Notes    B3               13.00         12/15/05       5,000(i)         5,337,500
Sun Media Corp. (Canada),
 Sr. Sub. Notes                B2               9.50           2/15/07       2,000(i)         2,000,000
 Sr. Sub. Notes                B2               9.50           5/15/07       9,522(i)         9,522,000
Young Broadcasting, Inc.,
 Sr. Sub. Notes                B2               10.00          3/01/11       5,350(g)         5,109,250
                                                                                         --------------
                                                                                            145,432,075
----------------------------------------------------------------------------------------
Metals  1.8%
AK Steel Corp., Sr. Notes      Ba2              9.125         12/15/06       3,545(g)         3,620,331
Century Aluminum Co.,
 Sr. Sec'd. Notes              Ba3              11.75          4/15/08       5,880            6,115,200
Great Lakes Carbon Corp.,
 Sr. Sub. Notes                B3               10.25          5/15/08       5,000            2,950,000

    18                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Kaiser Aluminum &
 Chemical Corp.,
 Sr. Notes                     B2               9.875%         2/15/02   $   8,765       $    8,677,350
 Sr. Sub. Notes                Caa1             12.75          2/01/03       2,720            2,461,600
LTV Corp., Sr. Notes           Ca               11.75         11/15/09       7,055(e)           352,750
Lukens, Inc.,
 Notes                         Caa1             7.625          8/01/04       2,250              562,500
 Med. Term Notes               Caa1             6.50           2/01/06       5,000            1,200,000
RMI USA LLC (Canada),
 Sr. Notes                     B1               10.00          6/01/09       1,900(i)         1,843,000
Russel Metals, Inc.
 (Canada),
 Sr. Notes                     B1               10.00          6/01/09       2,850(i)         2,764,500
Sheffield Steel Corp.,
 1st Mtg. Notes, Ser. B        Ca               11.50         12/01/05       8,650(e)         2,162,500
WCI Steel, Inc., Sr. Notes     B3               10.00         12/01/04      10,846(g)         7,537,970
Wheeling Pittsburgh Corp.,
 Sr. Notes                     NR               9.25          11/15/07       9,400(e)           282,000
WHX Corp., Sr. Notes           Caa3             10.50          4/15/05       7,645            3,593,150
                                                                                         --------------
                                                                                             44,122,851
----------------------------------------------------------------------------------------
Paper & Forest Products  1.6%
Caraustar Industries, Inc.,
 Sr. Sub. Notes                Ba1              9.875          4/01/11       3,600            3,312,000
Doman Industries Ltd.
 (Canada),
 Sr. Notes                     Caa1             8.75           3/15/04       4,400(i)         2,904,000
 Sr. Sec'd. Notes              B3               12.00          7/01/04       4,000(g)(i)      4,120,000
 Sr. Notes, Ser. B             Caa1             9.25          11/15/07       9,035(i)         5,149,950
Gaylord Container Corp.,
 Sr. Notes, Ser. B             Caa1             9.75           6/15/07       3,280(g)         2,066,400
Indah Kiat Fin Mauritius
 Ltd. (Indonesia), Sr. Notes   Caa3             10.00          7/01/07      10,000 e)(g)(i)      2,200,000
Norampac, Inc. (Canada),
 Notes                         B1               9.50           2/01/08       2,080(i)         2,142,400
Riverwood Int'l. Corp.,
 Sr. Notes                     B3               10.625         8/01/07       2,500            2,550,000

    See Notes to Financial Statements                                     19

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Stone Container Corp.
 (Canada),
 Sr. Notes                     B2               11.50%         8/15/06   $   4,870(i)    $    5,076,975
 Sr. Notes                     B2               9.25           2/01/08       2,000(i)         2,070,000
 Sr. Notes                     B2               9.75           2/01/11       6,570(i)         6,701,400
 Sr. Notes                     B2               12.58          8/01/16         200(i)           208,000
                                                                                         --------------
                                                                                             38,501,125
----------------------------------------------------------------------------------------
Real Estate  0.7%
BF Saul Real Estate
 Investment Trust,
 Sr. Sec'd. Notes, Ser. B      NR               9.75           4/01/08      13,000           12,610,000
CB Blum Corp.,
 Sr. Sub. Notes                B2               11.25          6/15/11       5,000            4,912,500
LNR Property Corp.,
 Sr. Sub. Notes, Ser. B        Ba3              9.375          3/15/08       1,000              960,000
                                                                                         --------------
                                                                                             18,482,500
----------------------------------------------------------------------------------------
Retail  2.2%
Cluett American Corp.,
 Sr. Sub. Notes, Ser. B        B3               10.125         5/15/08       8,250            6,022,500
Color Spot Nurseries,
 Sr. Sub. Notes                Ca               10.50         12/15/07       8,000(e)           960,000
Dillards, Inc.,
 Notes                         Ba1              6.125         11/01/03       5,000(g)         4,721,450
 Notes                         Ba1              6.43           8/01/04       8,995(g)         8,393,055
 Notes                         Ba1              6.17           8/01/11       1,000              998,640
K-Mart Corp., Notes            Baa3             9.875          6/15/08       7,000            6,810,503
Saks, Inc., Notes              Ba1              7.375          2/15/19       6,000            4,440,000
Specialty Retailers, Inc.,
 Sr. Notes                     NR               8.50           7/15/05       4,890(e)         1,344,750
Tricon Global Restaurants,
 Inc.,
 Sr. Notes                     Ba1              8.50           4/15/06       2,000            2,045,000
 Sr. Notes                     Ba1              8.875          4/15/11       8,000            8,180,000
Winn Dixie Stores, Inc.,
 Sr. Notes                     Ba2              8.875          4/01/08      10,000(g)        10,100,000
                                                                                         --------------
                                                                                             54,015,898

    20                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Supermarkets  2.1%
Fleming Cos., Inc.,
 Sr. Notes                     Ba3              10.125%        4/01/08   $   5,000       $    5,112,500
Fresh Foods, Inc.,
 Sr. Sub. Notes                B3               10.75          6/01/06       9,200            2,944,000
Great Atlantic & Pacific
 Tea, Inc., Notes              B2               7.75           4/15/07       8,125            6,500,000
Pantry, Inc., Sr. Sub. Notes   B3               10.25         10/15/07      13,485           13,080,450
Rite Aid Corp.,
 Notes                         Caa2             6.00          12/15/05       9,000            7,425,000
 Deb.                          Caa2             6.875          8/15/13       2,000            1,480,000
 Deb.                          Caa2             7.70           2/15/27       6,500            4,777,500
 Deb.                          Caa2             6.875         12/15/28       4,000(g)         2,720,000
Southland Corp.,
 Sr. Sub. Deb.                 Baa3             5.00          12/15/03       7,380            6,908,639
                                                                                         --------------
                                                                                             50,948,089
----------------------------------------------------------------------------------------
Technology  2.7%
Amkor Technology, Inc.,
 Notes                         Ba3              9.25           2/15/08       4,150(g)         3,973,625
Comdisco, Inc.,
 Notes                         Caa1             6.34           1/11/02       3,000(e)         2,280,000
 Notes                         Caa1             6.00           1/30/02       5,425(e)         4,123,000
 Notes                         Caa1             5.95           4/30/02      11,180(e)         8,496,800
 Sr. Notes                     Caa1             9.50           8/15/03       7,500(e)         5,700,000
Fairchild Semiconductor
 Corp.,
 Sr. Sub. Notes                B2               10.50          2/01/09      10,105            9,852,375
Flextronics Int'l. Ltd.
 (Singapore), Notes            Ba2              9.875          7/01/10       8,210(g)(i)      8,210,000
Motorola, Inc., Notes          A3               6.45           2/01/11       7,000(g)         6,822,060
Nortel Networks Ltd.
 (Canada), Notes               A3               6.125          2/15/06       3,500(i)         2,997,120
Seagate Technology, Inc.,
 Sub. Notes                    Ba3              12.50         11/15/07       5,070(g)         5,044,650
Unisys Corp., Sr. Notes        Ba1              8.125          6/01/06       4,500(g)         4,365,000
Viasystems, Inc.,
 Sr. Sub. Notes                B3               9.75           6/01/07       7,840            3,841,600
                                                                                         --------------
                                                                                             65,706,230

    See Notes to Financial Statements                                     21

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Telecommunications  14.3%
Allegiance Telecom, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 2/15/03)        B3               11.75%         2/15/08   $   8,495       $    4,842,150
American Tower Corp.,
 Sr. Notes                     B3               9.375          2/01/09       4,000            3,740,000
Bestel S.A. (Mexico),
 Sr. Disc. Notes               NR               12.75          5/15/05       8,500(i)         4,930,000
Birch Telecom, Inc., Sr.
 Notes                         NR               14.00          6/15/08       5,000            2,000,000
Cellnet Data Systems, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 10/1/02)
 (cost $7,562,590; purchased
 10/13/97)                     NR               14.00         10/01/07      13,069(b)(e)        104,552
Dobson Communications Corp.,
 Sr. Notes                     B3               10.875         7/01/10      11,555           11,555,000
Exodus Communications, Inc.,
 Sr. Notes                     Caa1             10.75         12/15/09       8,675            2,862,750
 Sr. Notes                     Caa1             11.625         7/15/10      14,515            4,935,100
Fairpoint Communications,
 Inc., Sr. Sub. Notes          B3               12.50          5/01/10       7,000            6,300,000
Global Crossing Holdings
 Ltd.
 (Bermuda), Sr. Notes          Ba2              9.50          11/15/09      27,365(g)(i)     19,976,450
Globo Communicacoes
 (Brazil), Sr. Notes           B1               10.50         12/20/06       6,000(i)         5,130,000
GST Telecommunications,
 Inc.,
 Sr. Disc. Notes               NR               13.875        12/15/05       2,262(e)           723,840
 Sr. Sub. Notes                NR               12.75         11/15/07       6,000(e)           300,000
GT Group Telecom, Inc.
 (Canada), Sr. Disc. Notes,
 Zero Coupon (until 2/01/05)   Caa1             13.25          2/01/10       8,610(i)         2,712,150
Impsat Corp.,
 Sr. Gtd. Notes                Caa2             12.125         7/15/03       3,630            1,633,500
 Sr. Notes                     Caa3             12.375         6/15/08      10,135            3,851,300

    22                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Intermedia Communications of
 Florida,
 Sr. Disc. Notes               Baa2             12.50%         5/15/06   $  22,500(g)    $   22,387,500
 Sr. Disc. Notes, Zero
 Coupon (until 7/15/02)        Baa2             11.25          7/15/07       5,075            4,466,000
Level 3 Communications,
 Inc.,
 Sr. Notes                     Caa1             11.00          3/15/08      21,175            9,211,125
 Sr. Disc. Notes, Zero
 Coupon (until 12/01/03)       Caa1             10.50         12/02/08      21,620            4,648,300
 Sr. Notes                     Caa1             11.25          3/15/10       4,035            1,775,400
 Sr. Disc. Notes Zero Coupon
 (until 3/15/05)               Caa1             12.875         3/15/10      47,750           10,743,750
McleodUSA, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 3/01/02)        B3               10.50          3/01/07       5,180            2,693,600
 Sr. Notes                     B3               9.25           7/15/07       9,500            5,320,000
 Sr. Notes                     B3               12.00          7/15/08       8,000            4,640,000
 Sr. Notes                     B3               11.375         1/01/09       9,860(g)         6,162,500
Microcell
 Telecommunications, Sr.
 Disc. Notes, Zero Coupon
 (until 6/01/04)               B3               12.00          6/01/09       7,580            3,107,800
Millicom Int'l. Cellular
 SA (Luxembourg),
 Sr. Disc. Notes               Caa1             13.50          6/01/06       7,710(i)         6,784,800
Netia Holdings BV (Poland),
 Gtd. Sr. Notes                B2               10.25         11/01/07       6,000(g)(i)      2,460,000
 Sr. Disc. Notes, Zero
 Coupon (until 11/01/01)       B2               11.25         11/01/07      12,100(i)         4,719,000
Nextel Communications, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 9/15/02)        B1               10.65          9/15/07      56,735           38,579,800
 Sr. Notes                     B1               9.375         11/15/09      43,195           34,124,050
 Sr. Notes                     B1               9.50           2/01/11      17,500           13,715,625

    See Notes to Financial Statements                                     23

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 2/01/04)        B3               14.00%         2/01/09   $   3,516       $    2,004,120
Nextlink Communications LLC,
 Sr. Notes                     Caa1             12.50          4/15/06       3,500            1,155,000
 Sr. Notes                     Caa1             10.75         11/15/08         550              181,500
 Sr. Notes                     Caa1             10.50         12/01/09      13,970            4,470,400
 Sr. Disc. Notes, Zero
 Coupon (until 12/01/04)       Caa1             12.125        12/01/09      14,240            2,136,000
Northeast Optic Network,
 Inc., Sr. Notes               NR               12.75          8/15/08       2,965              830,200
Pagemart Nationwide, Inc.,
 Sr. Disc. Notes               Caa2             15.00          2/01/05      10,210(e)           816,800
Price Communications
 Wireless, Sr. Sub. Notes      B2               11.75          7/15/07       3,000            3,210,000
Rogers Wireless, Inc.,
 Sr. Sec'd. Notes              NR               9.625          5/01/11       5,165            5,190,825
Spectrasite Holdings, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 4/15/04)        B3               11.25          4/15/09       5,500            2,530,000
 Sr. Disc. Notes, Zero
 Coupon (until 03/15/05)       B3               12.875         3/15/10       4,460(g)         1,873,200
Tritel PCS, Inc.,
 Sr. Sub. Notes                B3               10.375         1/15/11       3,500            3,202,500
 Sr. Sub. Disc. Notes, Zero
 Coupon (until 5/15/04)        B3               12.75          5/15/09      14,725            9,350,375
Versatel Telecom BV
 (Netherlands),
 Sr. Notes                     B3               13.25          5/15/08       3,990(g)(i)      1,516,200
 Sr. Notes                     B3               11.875         7/15/09         150(i)            54,000

    24                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Holding
 Corp.,
 Sr. Notes                     Baa1             11.50%         9/15/09   $   6,250       $    7,171,875
 Sr. Notes                     Baa1             10.375        11/15/09       8,971(g)        10,227,108
 Sr. Disc. Notes, Zero
 Coupon (until 11/15/04)       Baa1             11.875        11/15/09      36,340           30,162,200
Williams Communications
 Group, Inc.,
 Sr. Notes                     Caa1             10.875        10/01/09      16,020            6,408,000
 Sr. Notes                     Caa1             11.875         8/01/10      18,070            7,318,350
                                                                                         --------------
                                                                                            350,944,695
----------------------------------------------------------------------------------------
Transportation  1.5%
Calair LLC,
 Gtd. Sr. Notes                Ba2              8.125          4/01/08       1,600            1,544,000
Continental Airlines, Inc.,
 Sr. Notes                     Ba2              8.00          12/15/05       7,500            7,307,475
Delta Air Lines, Inc.,
 Notes                         Baa3             8.30          12/15/29       6,400            5,672,448
Holt Group, Inc., Sr. Notes    C                9.75           1/15/06       8,120(e)           406,000
Northwest Airlines Corp.,
 Notes                         Ba2              8.375          3/15/04       1,000              982,830
 Notes                         Ba2              7.625          3/15/05       1,040            1,009,590
 Sr. Notes                     Ba2              8.875          6/01/06       4,000(g)         3,949,160
United Air Lines, Inc., Deb.   Ba1              9.75           8/15/21       6,935            6,466,749
USAir, Inc.,
 Certs., Ser. A2               B1               9.82           1/01/13       5,000            4,485,850
 Certs., Ser. A3               B1               10.375         3/01/13       5,000            4,656,950
                                                                                         --------------
                                                                                             36,481,052
----------------------------------------------------------------------------------------
Utilities  5.7%
AES Corp., Sr. Sub. Notes      Ba2              10.25          7/15/06      13,500           13,871,250
AES Drax Energy Ltd.
 (United Kingdom),
 Sr. Sec'd. Note, Ser. B       Ba2              11.50          8/30/10      12,650(i)        13,725,250
AES Drax Holdings Ltd.
 (United Kingdom),
 Sr. Sec'd. Bond               Baa3             10.41         12/31/20      25,340(i)        27,367,200

   See Notes to Financial Statements                                     25

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
CMS Energy Corp.,
 Notes                         Ba3              8.375%         7/01/03   $   1,500       $    1,523,511
 Notes                         Ba3              7.00           1/15/05         935              903,808
Midland Funding Corp.,
 Sec. Lease Oblig. Bond,
 Ser. A                        Ba3              11.75          7/23/05      13,525           14,648,792
 Deb.                          Ba3              13.25          7/23/06      12,535           14,516,407
Orion Power Holdings, Inc.,
 Sr. Notes                     Ba3              12.00          5/01/10      22,800           25,308,000
Reliant Energy Mid Atlantic,
 Inc., Certs., Ser. C          Baa3             9.681          7/02/26       8,900            9,378,820
USEC, Inc., Sr. Notes          Ba1              6.75           1/20/09       5,000            4,296,500
Western Resources, Inc.,
 Notes                         Ba2              6.25           8/15/03       5,000            4,886,300
York Power Funding
 (Cayman Islands),
 Sr. Sec'd. Notes              Ba3              12.00         10/30/07       9,777(i)         9,874,770
                                                                                         --------------
                                                                                            140,300,608
                                                                                         --------------
Total corporate bonds
 (cost $2,558,511,641)                                                                    2,147,596,671
                                                                                         --------------
----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS  0.1%
Republic of Venezuela
 (Venezuela)
 (cost $1,827,736)             B2               4.75          12/18/07       2,167(i)(j)      1,833,385
                                                                                         --------------

                                                                   Shares
-----------------------------------------------------------------------------------------------------
COMMON STOCKS  0.4%
AT&T Corp.                                                              746              16,412
International Wireless Communication                                386,756(c)(f)        38,676
Peachtree Cable Assn. Ltd.                                           31,559(c)(f)       158,131
Premier Cruise Lines
 (cost $12,619,100; purchased 9/14/99)                              888,704(b)(c)         8,887
Purina Mills, Inc.                                                  408,319(c)        9,799,656
Qwest Communications International, Inc.                              3,747(c)          119,417
                                                                                   ------------
Total common stocks (cost $37,822,294)                                               10,141,179
                                                                                   ------------

    26                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                                      Value
Description                                                        Shares            (Note 1)
-----------------------------------------------------------------------------------------------------
PREFERRED STOCKS  7.1%
California Fed. Corp., 9.125%                                       522,245        $ 13,191,909
CSC Holdings, Inc.,
 Ser. 1995K-1, 11.125%                                              222,059          23,704,798
 Ser. 1995K-2, 11.125%                                                3,632          38,771,600
 Ser. 1995K-4, 11.75%                                               239,795          25,747,988
Dobson Communications Corp., 12.25%                                   5,648           5,083,200
Eagle Picher Holdings, Inc., 11.79%                                   1,530           2,295,000
Global Crossing Holdings Ltd. (Bermuda), 10.50%                      28,000           1,400,000
Paxon Communications Corp., 13.25%                                    2,040          19,071,532
Primedia, Inc.,
 Ser. D, 10.00%                                                      74,455           6,403,130
 Ser. H, 8.625%                                                     129,681           9,855,756
Rural Cellular Corp., 11.375%                                             0(k)              249
Sinclair Capital Corp., 11.625%                                      50,450           4,641,400
Sovereign Real Estate Investment Corp., 12.00%                        7,167           7,131,165
TNP Enterprises Inc., Ser. D, 14.50%                                 11,903          12,974,270
TVN Entertainment, Inc., Ser. A, 14.00%                             656,584(f)        1,969,752
Viasystems Group, Inc., 8.00                                        194,116           1,455,871
World Access, Inc., 13.25%
 (cost $6,500,000; purchased 4/07/98)                                 4,663(b)           13,988
                                                                                   ------------
Total preferred stocks (cost $170,939,094)                                          173,711,608
                                                                                   ------------
                                                                   Expiration
                                                                   Date            Warrants
--------------------------------------------------------------------------------------------------------
WARRANTS(c)  0.3%
Aladdin Gaming                                       3/01/10            30,000                 300
Allegiance Telecom, Inc.                             2/03/08            14,200             454,400
American Banknote Corp.                              12/01/02            3,750                   0
Asia Pulp & Paper China Group Ltd. (China)           3/15/05             3,705                  37
Bell Technology Group Ltd.                           5/01/05             8,500                  85

    See Notes to Financial Statements                                     27

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                     Expiration                     Value
Description                                          Date            Warrants       (Note 1)
--------------------------------------------------------------------------------------------------------
Bestel S.A. de C.V. (Mexico)                         5/15/05            11,000(d)   $      110,000
Birch Telecom, Inc.                                  6/15/08             5,000              10,000
Cellnet Data Systems, Inc.                           10/01/07           44,455                 445
Communication Cellular S.A. (Colombia)               11/15/03           29,000(d)                0
Delta Financial Corp.                                12/21/10           77,592                   1
GT Group Telecom, Inc. (Canada)                      2/01/10             8,610(d)          256,974
Harborside Healthcare Corp.                          8/01/09           128,173(f)            1,282
ICG Communications, Inc.                             10/15/05          127,809               1,278
Price Communications Corp.                           8/01/07            17,200             860,000
Primus Telecommunications Group                      8/01/04            12,250                 122
R & B Falcon Corp.                                   5/01/09             4,500           2,880,000
Star Choice Communications                           12/15/05          115,800             810,600
Sterling Chemicals Holdings, Inc.                    8/15/08             5,450               4,088
Tellus Corp. (Canada)                                9/15/05           108,785           1,871,185
TNP Enterprises, Inc.                                4/01/11            10,000             300,000
USN Communications, Inc.                             8/15/04            92,500                 925
Verado Holdings, Inc.                                4/15/08             4,075              20,375
Versatel Telecom Int'l. N.V. (Netherlands)           5/15/08             9,000(d)          198,000
Wam!Net, Inc.                                        3/01/05            22,500                 225
Waste Systems Int'l., Inc.                           1/15/06           165,000               1,650
                                                                                    --------------
Total warrants (cost $2,150,360)                                                         7,781,972
                                                                                    --------------
                                                                     Shares
--------------------------------------------------------------------------------------
COMMON TRUST UNIT  0.6%
PSF Holdings Group, Inc.
 (cost $15,959,021; purchased 5/20/94)                                 951,717(b)(f)     14,275,755
                                                                                    --------------
Total long-term investments
 (cost $2,813,780,147)                                                               2,381,817,695
                                                                                    --------------

SHORT-TERM INVESTMENT  6.8%
MONEY MARKET FUND
----------------------------------------------------------------------------------------
Prudential Core Investment
 Fund--Taxable Money Market Series
 (Note 3)
 (cost $168,025,197)                                                 168,025,197(h)      168,025,197
                                                                                      --------------
Total Investments  103.7%
 (cost $2,981,805,344; Note 4)                                                         2,549,842,892
Liabilities in excess of other
 assets  (3.7%)                                                                          (90,788,328)
                                                                                      --------------
Net Assets  100%                                                                      $2,459,054,564
                                                                                      --------------
                                                                                      --------------

    28                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

(a) Standard & Poor's Rating.
(b) Indicates a restricted security; the aggregate cost of such securities is $83,363,207. The aggregate value of $46,010,533 is approximately 1.9% of net assets.
(c) Non-income producing securities.
(d) Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e) Represents issuer in default on interest payments, non-income producing security.
(f) Fair valued security.
(g) Portion of securities on loan, see Note 4.
(h) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(i) US$--Denominated foreign bonds.
(j) Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(k) Less than .5 shares held.
NR--Not rated by Moody's or Standard & Poor's.
BV--Beloten Vennootschaap (Dutch Corporation).
LP--Limited Partnership.
LLC--Limited Liability Company.
N.V.--Naamloze Vennotschaap (Dutch Corporation).
PLC--Public Liability Company (British Corporation).
SA--Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
    Corporation).
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

   See Notes to Financial Statements                                     29

       Prudential High Yield Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                  June 30, 2001
--------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,981,805,344)                       $2,549,842,892
Interest receivable                                                   56,053,702
Receivable for investments sold                                       49,260,696
Receivable for Fund shares sold                                        1,868,622
Dividends receivable                                                     714,527
Receivable for securities lending income                                 595,544
Unrealized appreciation on forward currency contracts                      7,266
Deferred expenses and other assets                                        50,380
                                                                  --------------
      Total assets                                                 2,658,393,629
                                                                  --------------
LIABILITIES
Payable to Custodian                                                     187,905
Payable to broker for collateral for securities on loan              144,207,882
Payable for investments purchased                                     36,170,450
Payable for Fund shares reacquired                                     9,787,087
Dividends payable                                                      5,780,220
Distribution fee payable                                                 946,077
Management fee payable                                                   932,015
Accrued expenses                                                         790,941
Securities lending rebate payable                                        527,161
Unrealized depreciation on forward currency contracts                      9,327
                                                                  --------------
      Total liabilities                                              199,339,065
                                                                  --------------
NET ASSETS                                                        $2,459,054,564
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Common stock, at par                                           $    4,128,839
   Paid-in capital in excess of par                                3,759,105,735
                                                                  --------------
                                                                   3,763,234,574
   Distributions in excess of net investment income                   (9,284,508)
   Accumulated net realized loss on investments and foreign
      currency transactions                                         (862,915,866)
   Net unrealized depreciation on investments and foreign
      currencies                                                    (431,979,636)
                                                                  --------------
Net assets, June 30, 2001                                         $2,459,054,564
                                                                  --------------
                                                                  --------------

    30                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  June 30, 2001
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($1,416,306,866 / 237,642,403 shares of common stock
      issued and outstanding)                                              $5.96
   Sales charge (4% of offering price)                                       .25
   Maximum offering price to public                                        $6.21
                                                                  --------------
                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per
      share ($933,031,240 / 156,814,049 shares of common
      stock issued and outstanding)                                        $5.95
                                                                  --------------
                                                                  --------------
Class C:
   Net asset value and redemption price per share
      ($69,261,403 /
      11,640,658 shares of common stock issued and
      outstanding)                                                         $5.95
   Sales charge (1% of offering price)                                       .06
   Offering price to public                                                $6.01
                                                                  --------------
                                                                  --------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($40,455,055 / 6,786,775 shares of common stock
      issued and outstanding)                                              $5.96
                                                                  --------------
                                                                  --------------

    See Notes to Financial Statements                                     31

       Prudential High Yield Fund, Inc.
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                   June 30, 2001
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $ 140,717,522
   Dividends                                                           7,365,666
   Income from securities loaned (net of rebate of $4,489,827)           543,055
                                                                   -------------
                                                                     148,626,243
                                                                   -------------
Expenses
   Management fee                                                      5,868,305
   Distribution fee--Class A                                           1,870,747
   Distribution fee--Class B                                           3,950,072
   Distribution fee--Class C                                             271,120
   Transfer agent's fees and expenses                                  1,624,000
   Reports to shareholders                                               246,000
   Custodian's fees and expenses                                         184,000
   Registration fees                                                      47,000
   Legal fees                                                             41,000
   Audit fee                                                              24,000
   Director's fees and expenses                                           23,000
   Miscellaneous                                                           7,848
                                                                   -------------
      Total expenses                                                  14,157,092
                                                                   -------------
Net investment income                                                134,469,151
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized loss on:
   Investment transactions                                          (136,090,918)
   Foreign currency transactions                                      (2,871,280)
                                                                   -------------
                                                                    (138,962,198)
                                                                   -------------
Net change in unrealized depreciation on:
   Investments                                                        44,198,936
   Foreign currencies                                                    458,252
                                                                   -------------
                                                                      44,657,188
                                                                   -------------
Net loss on investments and foreign currencies                       (94,305,010)
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  40,164,141
                                                                   -------------
                                                                   -------------

    32                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months            Year
                                                   Ended               Ended
                                               June 30, 2001     December 31, 2000
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $  134,469,151     $   307,399,250
   Net realized loss on investment
      transactions                               (138,962,198)       (360,048,696)
   Net change in unrealized depreciation of
      investments and foreign currencies           44,657,188        (163,313,093)
                                               --------------    -----------------
   Net increase in net assets resulting from
      operations                                   40,164,141        (215,962,539)
                                               --------------    -----------------
Dividends and distributions
   Dividends from net investment income
      Class A                                     (75,285,680)       (158,368,436)
      Class B                                     (50,263,246)       (136,775,667)
      Class C                                      (3,451,167)         (7,778,597)
      Class Z                                      (2,307,566)         (4,476,550)
                                               --------------    -----------------
                                                 (131,307,659)       (307,399,250)
                                               --------------    -----------------
   Dividends in excess of net investment
      income
      Class A                                      (5,323,303)         (1,832,789)
      Class B                                      (3,554,016)         (1,098,377)
      Class C                                        (244,025)            (62,996)
      Class Z                                        (163,164)            (71,370)
                                               --------------    -----------------
                                                   (9,284,508)         (3,065,532)
                                               --------------    -----------------
   Tax return of capital distributions
      Class A                                              --          (3,786,435)
      Class B                                              --          (3,270,174)
      Class C                                              --            (185,979)
      Class Z                                              --            (107,030)
                                               --------------    -----------------
                                                           --          (7,349,618)
                                               --------------    -----------------
Fund share transactions (Net of share
   conversions)
   Net proceeds from shares sold                  353,816,703         942,745,745
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                67,722,522         154,451,509
   Cost of shares reacquired                     (501,349,830)     (1,691,042,319)
                                               --------------    -----------------
   Net decrease in net assets from Fund
      share transactions                          (79,810,605)       (593,845,065)
                                               --------------    -----------------
Total decrease                                   (180,238,631)     (1,127,622,004)
NET ASSETS
Beginning of period                             2,639,293,195       3,766,915,199
                                               --------------    -----------------
End of period                                  $2,459,054,564     $ 2,639,293,195
                                               --------------    -----------------
                                               --------------    -----------------

    See Notes to Financial Statements                                     33

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential High Yield Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund's investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer's inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation:    Portfolio securities that are actively traded in
the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      All securities are valued as of 4:15 p.m. New York time.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest and, to the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). Certain issues of restricted securities held by the Fund at June 30, 2001 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. Upon initial adoption, the Fund was required to adjust the cost of its fixed-income securities by the cumulative amounts that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Fund's net asset value, but could change the classification of certain amounts between interest income and realized gain/loss in the Statement of Operations. The Fund has
                                                                          35

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

determined that the impact of the adoption of this principle is not material to the financial statements; therefore, no reclassifications have been booked to the financial statements.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    It is the intent of the Fund to continue to meet
the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    Dividends from net investment income are
declared daily and paid monthly. Distributions of capital gains, if any, will be declared at least annually. Dividends and distributions are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

      Securities Lending:    The Fund may lend its portfolio securities to
qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest, on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Prudential Securities Incorporated ('PSI') is the securities lending agent for the Fund. For the six months ended June 30, 2001, PSI has been compensated approximately $181,000.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM manages the investment advisory services of the Fund, administers the Fund's affairs and supervises the subadvisor's performance of all investment advisory services. PIFM has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation ('PIC'). The Subadvisory

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIM's performance of such services. PIFM pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .50% of the Fund's average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund's average daily net assets in excess of $3 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, B and C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2001, such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

      PIMS has advised the Fund that it has received approximately $386,000 and $95,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2001. From these fees, PIMS paid a substantial part of such sales charges to Pruco Securities Corporation, an affiliated broker-dealer which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended June 30, 2001, it received approximately $927,000 and $22,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS, PIC and PIM are indirect wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the credit facility. The commitment fee is accrued and
                                                                          37

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 4, 2002. Prior to March 9, 2001, the maximum commitment under the SCA was $1 billion and the commitment fee was .08 of 1% of the unused portion of the credit facility. The purpose of the agreement is to serve as an alternative source of funding for capital redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2001.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC, ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2001, the Fund incurred fees of approximately $1,421,000 for the services of PMFS. As of June 30, 2001, approximately $233,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PIFM. During the six months ended June 30, 2001, the Fund earned income from the Series of approximately $3,274,000 by investing its excess cash and approximately $1,649,000 from collateral from securities lending.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2001 were $1,012,593,955 and $1,001,426,906, respectively.

      At June 30, 2001, the Fund had outstanding forward currency contracts to sell and purchase foreign currencies, as follows:

                                           Value at                          Unrealized
         Foreign Currency              Settlement Date       Current       Appreciation/
          Sale Contracts                  Receivable          Value        (Depreciation)
-----------------------------------    ----------------     ----------     --------------
Euros,
  expiring 7/2/01                         $  948,416        $  948,979        $   (563)
  expiring 7/13/01                         1,768,770         1,762,027           6,743
                                       ----------------     ----------     --------------
                                          $2,717,186        $2,711,006        $  6,180
                                       ----------------     ----------     --------------
                                       ----------------     ----------     --------------

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

                                           Value at                          Unrealized
         Foreign Currency              Settlement Date       Current       Appreciation/
        Purchase Contracts                 Payable            Value        (Depreciation)
-----------------------------------    ----------------     ----------     --------------
Euros,
  expiring 7/13/01                        $  845,591        $  836,827        $ (8,764)
  expiring 7/13/01                           924,677           925,200             523
                                       ----------------     ----------     --------------
                                          $1,770,268        $1,762,027        $ (8,241)
                                       ----------------     ----------     --------------
                                       ----------------     ----------     --------------

      The federal income tax basis of the Fund's investments, including short-term investments, as of June 30, 2001 was $2,985,539,230, accordingly, net unrealized depreciation for federal income tax purposes was $435,696,338 (gross unrealized appreciation-$92,699,500; gross unrealized depreciation-$528,395,838).

      For federal income tax purposes, the Fund has a capital loss carryforward as of December 31, 2000 of approximately $644,034,000 of which $162,250,000 expires in 2003, $169,718,000 expires in 2007 and $312,066,000 expires in 2008.
In addition, the Fund will elect to treat net capital losses of approximately $78,493,000 and net foreign currency losses of approximately $1,307,000 incurred in the two month period ended December 31, 2000 as having been incurred in the current fiscal year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts.

      As of June 30, 2001, the Fund has securities on loan with an aggregate market value of $139,450,246. The Fund received $144,207,882 in cash, as collateral for securities on loan with which it purchased highly liquid short-term investments in accordance with the Fund's securities lending procedures.

Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
                                                                          39

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund has 3 billion shares of $.01 par value common stock authorized; equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

      Transactions in shares of common stock were as follows:

Class A                                                    Shares           Amount
-----------------------------------------------------   ------------    ---------------
Six months ended June 30, 2001:
Shares sold                                               27,122,561    $   173,523,101
Shares issued in reinvestment of dividends                 6,465,998         40,700,808
Shares reacquired                                        (50,478,535)      (321,595,374)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                             (16,889,976)      (107,371,465)
Shares issued upon conversion from Class B                15,608,244        100,126,528
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding             (1,281,732)   $    (7,244,937)
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 2000:
Shares sold                                               85,511,453    $   584,633,778
Shares issued in reinvestment of dividends                12,488,800         84,995,345
Shares reacquired                                       (138,974,834)      (959,273,623)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                             (40,974,581)      (289,644,500)
Shares issued upon conversion from Class B                42,751,313        291,630,385
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding              1,776,732    $     1,985,885
                                                        ------------    ---------------
                                                        ------------    ---------------
Class B
-----------------------------------------------------
Six months ended June 30, 2001:
Shares sold                                               20,429,327    $   130,348,100
Shares issued in reinvestment of dividends                 3,665,726         23,058,229
Shares reacquired                                        (21,558,339)      (135,698,079)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                               2,536,714         17,708,250
Shares required upon conversion into Class A             (15,632,632)      (100,126,528)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding            (13,095,918)   $   (82,418,278)
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 2000:
Shares sold                                               42,485,255    $   293,143,677
Shares issued in reinvestment of dividends                 8,986,239         61,368,320
Shares reacquired                                        (92,346,659)      (636,792,146)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                             (40,875,165)      (282,280,149)
Shares required upon conversion into Class A             (42,860,760)      (291,630,385)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding            (83,735,925)   $  (573,910,534)
                                                        ------------    ---------------
                                                        ------------    ---------------

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                    Shares           Amount
-----------------------------------------------------   ------------    ---------------
Six months ended June 30, 2001:
Shares sold                                                2,300,551    $    14,657,741
Shares issued in reinvestment of dividends                   283,551          1,780,585
Shares reacquired                                         (1,908,637)       (12,009,843)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding                675,465    $     4,428,483
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 2000:
Shares sold                                                3,938,528    $    27,133,410
Shares issued in reinvestment of dividends                   587,992          4,001,920
Shares reacquired                                         (6,917,950)       (47,600,567)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding             (2,391,430)   $   (16,465,237)
                                                        ------------    ---------------
                                                        ------------    ---------------
Class Z
-----------------------------------------------------
Six months ended June 30, 2001:
Shares sold                                                5,534,435    $    35,287,761
Shares issued in reinvestment of dividends                   347,458          2,182,900
Shares reacquired                                         (5,104,801)       (32,046,534)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding                777,092    $     5,424,127
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 2000:
Shares sold                                                5,492,566    $    37,834,880
Shares issued in reinvestment of dividends                   599,533          4,085,924
Shares reacquired                                         (6,895,658)       (47,375,983)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding               (803,559)   $    (5,455,179)
                                                        ------------    ---------------
                                                        ------------    ---------------

                                                                          41

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $     6.20
                                                                  ----------------
Income from investment operations
Net investment income                                                       .32(b)
Net realized and unrealized gain (loss) on investments                     (.22)
                                                                  ----------------
      Total from investment operations                                      .10
                                                                  ----------------
Less distributions
Dividends from net investment income                                       (.32)
Distributions in excess of net investment income                           (.02)
Tax return of capital distributions                                          --
                                                                  ----------------
      Total distributions                                                  (.34)
                                                                  ----------------
Net asset value, end of period                                       $     5.96
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                            1.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $1,416,307
Average net assets (000)                                             $1,509,000
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .85%(d)
   Expenses, excluding distribution and service (12b-1) fees                .60%(d)
   Net investment income                                                  10.29%(d)
For Classes A, B, C and Z shares:
   Portfolio turnover rate                                                   40%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Less than $.005 per share.
(d) Annualized.

    42                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                             Class A
--------------------------------------------------------------------------------------------------
                                     Year Ended December 31,
--------------------------------------------------------------------------------------------------
      2000                1999                1998                 1997                 1996
--------------------------------------------------------------------------------------------------
   $     7.38          $     7.88          $     8.65           $     8.39           $     8.19
----------------    ----------------    ----------------     ----------------     ----------------
          .69(b)              .71                 .76                  .73                  .75
        (1.17)               (.45)               (.76)                 .30                  .22
----------------    ----------------    ----------------     ----------------     ----------------
         (.48)                .26                  --                 1.03                  .97
----------------    ----------------    ----------------     ----------------     ----------------
         (.69)               (.71)               (.76)                (.73)                (.75)
           --(c)             (.01)               (.01)                (.04)                (.02)
         (.01)               (.04)                 --                   --                   --
----------------    ----------------    ----------------     ----------------     ----------------
         (.70)               (.76)               (.77)                (.77)                (.77)
----------------    ----------------    ----------------     ----------------     ----------------
   $     6.20          $     7.38          $     7.88           $     8.65           $     8.39
----------------    ----------------    ----------------     ----------------     ----------------
----------------    ----------------    ----------------     ----------------     ----------------
        (6.88)%              3.38%              (0.13)%              12.81%               12.60%
   $1,482,144          $1,750,618          $1,677,605           $1,730,473           $1,564,429
   $1,591,228          $1,746,123          $1,712,531           $1,635,480           $1,385,143
          .85%                .80%                .67%                 .69%                 .72%
          .60%                .55%                .52%                 .54%                 .57%
         9.95%               9.30%               9.04%                8.59%                9.20%
           71%                 70%                103%                 113%                  89%

    See Notes to Financial Statements                                     43

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $     6.19
                                                                  ----------------
Income from investment operations
Net investment income                                                       .31(b)
Net realized and unrealized gain (loss) on investments                     (.23)
                                                                  ----------------
      Total from investment operations                                      .08
                                                                  ----------------
Less distributions
Dividends from net investment income                                       (.30)
Distributions in excess of net investment income                           (.02)
Tax return of capital distributions                                          --
                                                                  ----------------
      Total distributions                                                 (0.32)
                                                                  ----------------
Net asset value, end of period                                       $     5.95
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                             .99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  933,031
Average net assets (000)                                             $1,062,082
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               1.35%(d)
   Expenses, excluding distribution and service (12b-1) fees                .60%(d)
   Net investment income                                                   9.79%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Less than $.005 per share.
(d) Annualized.

    44                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                             Class B
--------------------------------------------------------------------------------------------------
                                     Year Ended December 31,
--------------------------------------------------------------------------------------------------
      2000                1999                1998                 1997                 1996
--------------------------------------------------------------------------------------------------
   $     7.36          $     7.86          $     8.63           $     8.38           $     8.18
----------------    ----------------    ----------------     ----------------     ----------------
          .65(b)              .67                 .71                  .68                  .71
        (1.16)               (.45)               (.76)                 .29                  .22
----------------    ----------------    ----------------     ----------------     ----------------
         (.51)                .22                (.05)                 .97                  .93
----------------    ----------------    ----------------     ----------------     ----------------
         (.65)               (.66)               (.71)                (.68)                (.71)
           --(c)             (.02)               (.01)                (.04)                (.02)
         (.01)               (.04)                 --                   --                   --
----------------    ----------------    ----------------     ----------------     ----------------
         (.66)               (.72)               (.72)                (.72)                (.73)
----------------    ----------------    ----------------     ----------------     ----------------
   $     6.19          $     7.36          $     7.86           $     8.63           $     8.38
----------------    ----------------    ----------------     ----------------     ----------------
----------------    ----------------    ----------------     ----------------     ----------------
        (7.28)%              2.86%               (.70)%              12.07%               11.97%
   $1,051,971          $1,867,620          $2,381,793           $2,640,491           $2,596,207
   $1,453,221          $2,180,904          $2,557,252           $2,589,122           $2,652,883
         1.35%               1.30%               1.27%                1.29%                1.32%
          .60%                .55%                .52%                 .54%                 .57%
         9.41%               8.78%               8.41%                7.99%                8.62%

    See Notes to Financial Statements                                     45

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   6.19
                                                                      --------
Income from investment operations
Net investment income                                                      .31(b)
Net realized and unrealized gain (loss) on investments                    (.23)
                                                                      --------
      Total from investment operations                                     .08
                                                                      --------
Less distributions
Dividends from net investment income                                      (.30)
Distributions in excess of net investment income                          (.02)
Tax return of capital distributions                                         --
                                                                      --------
      Total distributions                                                 (.32)
                                                                      --------
Net asset value, end of period                                        $   5.95
                                                                      --------
                                                                      --------
TOTAL RETURN(a)                                                            .99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 11,641
Average net assets (000)                                              $ 72,898
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.35%(d)
   Expenses, excluding distribution and service (12b-1) fees               .60%(d)
   Net investment income                                                  9.80%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Less than $.005 per share.
(d) Annualized.

    46                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                             Class C
--------------------------------------------------------------------------------------------------
                                     Year Ended December 31,
--------------------------------------------------------------------------------------------------
      2000                1999                1998                 1997                 1996
--------------------------------------------------------------------------------------------------
    $   7.36            $   7.86            $   8.63             $   8.38             $   8.18
    --------            --------            --------             --------             --------
         .65(b)              .67                 .71                  .68                  .71
       (1.16)               (.45)               (.76)                 .29                  .22
    --------            --------            --------             --------             --------
        (.51)                .22                (.05)                 .97                  .93
    --------            --------            --------             --------             --------
        (.65)               (.67)               (.71)                (.68)                (.71)
          --(c)             (.01)               (.01)                (.04)                (.02)
        (.01)               (.04)                 --                   --                   --
    --------            --------            --------             --------             --------
        (.66)               (.72)               (.72)                (.72)                (.73)
    --------            --------            --------             --------             --------
    $   6.19            $   7.36            $   7.86             $   8.63             $   8.38
    --------            --------            --------             --------             --------
    --------            --------            --------             --------             --------
       (7.28)%              2.86%              (0.70)%              12.07%               11.97%
    $ 67,890            $ 98,347            $ 83,687             $ 55,879             $ 43,374
    $ 82,438            $ 95,443            $ 67,296             $ 45,032             $ 28,647
        1.35%               1.30%               1.27%                1.29%                1.32%
         .60%                .55%                .52%                 .54%                 .57%
        9.44%               8.81%               8.49%                7.99%                8.60%

    See Notes to Financial Statements                                     47

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   6.20
                                                                      --------
Income from investment operations
Net investment income                                                      .34(b)
Net realized and unrealized gain (loss) on investments                    (.23)
                                                                      --------
      Total from investment operations                                     .11
                                                                      --------
Less distributions
Dividends from net investment income                                      (.33)
Distributions in excess of net investment income                          (.02)
Tax return of capital distributions                                         --
                                                                      --------
      Total distributions                                                 (.35)
                                                                      --------
Net asset value, end of period                                        $   5.96
                                                                      --------
                                                                      --------
TOTAL RETURN(a)                                                           1.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 40,455
Average net assets (000)                                              $ 45,053
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .60%(d)
   Expenses, excluding distribution and service (12b-1) fees               .60%(d)
   Net investment income                                                 10.57%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Commencement of offering of Class Z shares.
(d) Annualized.

    48                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class Z
---------------------------------------------------------------------------------------------------------
                                                                                   March 1, 1996(c)
                           Year Ended December 31,                                     Through
------------------------------------------------------------------------------       December 31,
      2000                1999                 1998                 1997                 1996
---------------------------------------------------------------------------------------------------------
    $   7.39            $   7.88             $   8.65             $   8.39             $   8.34
    --------            --------             --------             --------             --------
         .70(b)              .73                  .76                  .74                  .63
       (1.17)               (.44)                (.75)                 .30                  .07
    --------            --------             --------             --------             --------
        (.47)                .29                  .01                 1.04                  .70
    --------            --------             --------             --------             --------
        (.70)               (.73)                (.76)                (.74)                (.63)
        (.01)               (.01)                (.02)                (.04)                (.02)
        (.01)               (.04)                  --                   --                   --
    --------            --------             --------             --------             --------
        (.72)               (.78)                (.78)                (.78)                (.65)
    --------            --------             --------             --------             --------
    $   6.20            $   7.39             $   7.88             $   8.65             $   8.39
    --------            --------             --------             --------             --------
    --------            --------             --------             --------             --------
       (6.58)%              3.79%                0.00%               12.96%                8.77%
    $ 37,288            $ 50,330             $ 65,068             $ 41,625             $ 31,748
    $ 43,997            $ 60,652             $ 57,453             $ 35,808             $ 28,978
         .60%                .55%                 .52%                 .54%                  57%(d)
         .60%                .55%                 .52%                 .54%                 .57%(d)
       10.17%               9.53%                9.23%                8.74%                9.31%(d)

    See Notes to Financial Statements                                     49

Prudential High Yield Fund, Inc.

          Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
    Small Capitalization Growth Fund
    Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Target Funds
    International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

balanced/allocation funds
Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund
                              www.prudential.com     (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
    Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Special Money Market Fund, Inc.

Tax-Free Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

Prudential High Yield Fund, Inc.

         Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT? Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                             www.prudential.com     (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols      NASDAQ       CUSIP
     Class A      PBHAX      74435F106
     Class B      PBHYX      74435F205
     Class C      PBHCX      74435F304
     Class Z      PHYZX      74435F403

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


MF110E2    74435F106    74435F205    74435F304    74435F403

(LOGO) Printed on Recycled Paper